Derivative Liabilities (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Extinguishment of derivative liabilities in connection with convertible note repayments, conversions and exchanges	$ 3,120,833
Reclassification of derivative liabilities to equity	105,187	$ 9,019
Gain on derivative liabilities	229,323	(107,039)
Consultant [Member]
Fair value of derivative liabilities	121,869
Warrants [Member]
Fair value of derivative liabilities	120,284
Gain on derivative liabilities	81,387
Embedded Conversion Options [Member]
Fair value of derivative liabilities	852,545
Gain on derivative liabilities	310,710
Warrant [Member]
Derivative liabilities	121,657	80,014
Stock Options [Member]
Derivative liabilities	121,869
Convertible Notes Payable [Member]
Derivative liabilities	$ 3,631,705	$ 252,117